Accounts Receivable - Aging Analysis of Accounts Receivable, Net of Loss Allowance (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 38,401	¥ 32,694
Within 30 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	14,917	14,353
31 – 60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	4,132	3,789
61 – 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,255	3,035
91 days – 1 year [member]
Disclosure of financial assets [line items]
Accounts receivable, net	13,076	9,575
Over 1 year [member]
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 3,021	¥ 1,942